Notes Receivable and Allowance for Credit Losses (Details) - Schedule of our notes receivable at amortized cost was comprised (Parentheticals) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Our Notes Receivable At Amortized Cost Was Comprised Abstract
Charge-offs, net of recoveries totaling	$ 1,331,537	$ 1,427,547	$ 5,040,041	$ 6,153,728